Intangible Assets (Details) - Schedule of Company’s Amortization Expenses - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Company’s Amortization Expenses [Abstract]
2023	$ 41,870	$ 15,058
2024	83,740	15,058
2025	83,740	15,058
2026	82,953	15,058
2027	82,690	15,058
Thereafter	3,501,034	422,310
Total	$ 3,876,027	$ 497,600